Annual Total Returns[BarChart] - Victory 500 Index VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.95%	15.68%	32.01%	13.42%	1.03%	11.75%	21.60%	(4.65%)	31.04%	20.13%